            Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.  Name and address of issuer:

    Penn Series Funds, Inc.
    600 Dresher Road
    Horsham, Pennsylvania  19044

______________________________________________________________________________

2.  Name of each series or class of funds for which this notice is filed:

    Growth Equity Fund Common Stock           Quality Bond Fund Common Stock
    Value Equity Fund Common Stock            High Yield Bond Fund Common Stock
    Small Capitalization Fund Common Stock    Money Market Fund Common Stock
    International Equity Fund Common Stock    Flexibly Managed Fund Common Stock
______________________________________________________________________________

3.  Investment Company Act File Number:  811-3459

    Securities Act File Number:  2-77284
______________________________________________________________________________

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996
______________________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

    N/A
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    N/A
------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    None
------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None
------------------------------------------------------------------------------

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Aggregate Number of Shares of All Funds:             2,290,660

    Aggregate Sales Price of Shares of All Funds:        $39,009,794
------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Aggregate Number of Shares of All Funds:             2,290,660

    Aggregate Sales Price of Shares of All Funds:        $39,009,794
------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number and aggregate sale price of securities under dividend reinvestment is included in Item 9.

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                    $ 39,009,794
                                                                   -------------
    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                    +        N/A
                                                                   -------------
    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                    - 10,848,932
                                                                   -------------
    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                    +      -----
                                                                   -------------
    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
           (iii), plus line (iv)] (if applicable):

                                                                    $ 28,160,862
                                                                   -------------
    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                x    1/3,300
                                                                   -------------

    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:


                                                                    $  8,533.60
                                                                   =============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           [_]


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


    January 23, 1997


                                  SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*        /s/ James D. Benson
                                 ---------------------------------------
                                 James D. Benson
                                 Manager, Financial Reporting



Date:  February 11, 1997

 * Please print the name and title of the signing officer below the signature.

                  [LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP]



February 11, 1997


Penn Series Funds, Inc.
600 Dresher Road
Horsham, Pennsylvania  19044

Re: Rule 24f-2 Notice for Penn Series Funds, Inc. (the "Company") (File Nos. 2-77284 and 811-3459)
     -------------------------------------------------------------

Gentlemen:

Penn Series Fund, Inc. (the "Company") is a corporation organized under the laws of the State of Maryland with its principal place of business in Horsham, Pennsylvania. The Company is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.10 per share, sold by the Company in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1996, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Company in connection with the offer and sale of the shares of common stock, par value $.10 per share, which have been offered under Prospectuses included as part of the Company's Registration Statement on Form N-1A as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Company's Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


Very truly yours,

/s/ Morgan, Lewis & Bockius LLP


cc:  Mr. James D. Benson